UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Managing Director
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          May 11, 2000
     -----------------------------         -----------------------------
         Gary W. Hibler                          Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     197

Form 13F Information Table Value Total:     $136,601,598

List of Other Included Managers:            None

                                    Jensen Investment Management
                                          March 31, 2000

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
- --------------                           ------        --------        -----------      ---------

AK Steel Hldg Corp                         Common        00154710             51,850           5,000
Abbott Labs                                Common        00282410          4,153,300         118,025
Adobe Systems                              Common        00724F10          3,320,034          29,843
Advanced Pultrusion Technologies Inc       Common        00754n10                  0          10,000
Albertsons                                 Common        01310410            624,531          20,231
Allstate Corp                              Common        02000210             41,906           1,760
Alltel Corp                                Common        02003910            258,693           4,090
Amer Home Products                         Common        02660910          2,076,793          38,638
America Online                             Common        02364J10            190,855           2,830
American Electric Power                    Common        02553710             14,905             500
American Intl Group                        Common        02687410            138,408           1,264
American Power Conversion                  Common        02906610          5,711,924         133,425
American Telephone                         Common        00195710             18,751             333
Amgen Inc                                  Common        03116210              6,131             100
Analog Devices Inc                         Common        03265410             80,500           1,000
Anheuser Busch                             Common        03522910             18,675             300
Apple Computer                             Common        03783310             33,938             250
Applied Materials                          Common        03822210            584,350           6,200
Applied Science & Technology Inc           Common        03823610             10,455             350
Applied Voice Recognition Inc              Common        03828u10              4,658           3,400
Archer Daniels Midland                     Common        03948310             65,984           6,400
Auto Data Processing                       Common        05301510          4,502,208          93,310
Avon Products                              Common        05430310             85,761           2,932
BMC Software                               Common        05592110          1,059,918          21,495
Bank of America                            Common        06605F10             99,321           1,894
Bell Atlantic Corp.                        Common        07785310             37,039             606
Bell South Corp                            Common        07986010            104,239           2,224
Bennett Environmental                      Common        08190610             40,800          12,000
Berkshire Hathaway Class A                 Common        08467010             57,200               1
Best Foods                                 Common        08658U10            140,430           3,000
Bioject Med Technologies Inc               Common        09059c20             12,441           1,100
Biomet Inc                                 Common        09061310              8,114             225
Boeing                                     Common        09702310            132,033           3,492
Breakwater Res Ltd  British Columbia       Common        10690230                 94              50
Bristol Myers Squibb                       Common        11012210            639,856          11,032
Brown Forman                               Common        11563720             48,996             900
Cable & Wireless HKT Ltd ADR               Common        12682810             30,900           1,200
Calpine Corp                               Common        13134710             42,300             450
Check Point Software                       Common        m2246510             51,300             300
Chevron                                    Common        16675110             92,440           1,000
ChoicePoint Inc                            Common        17038810             10,090             270
Cisco Systems                              Common        17275R10            946,274          12,240
Citigroup Inc                              Common        17296710             19,987             337
Clorox                                     Common        18905410          6,071,208         183,976
Coca-Cola                                  Common        19121610          4,313,457          91,893
Colgate Palmolive                          Common        19416210             45,096             800
Compaq Computer                            Common        20449310             54,000           2,000
Comtech Telecommunications Corp            Common        20582620             12,950             700
Consolidated Edison                        Common        20911510            359,428          12,343
Corn Products Intl                         Common        21902310              9,023             375
Costco Wholesale Corp                      Common        22160Q10             47,250             900
Deere & Co                                 Common        24419910              7,600             200
Dell Computer                              Common        24702510            128,377           2,380
Dionex Corp                                Common        25454610          5,385,851         166,025
Duff & Phelps                              Common        26432410             48,455           5,500
E.I. Du Pont                               Common        26353410             53,999           1,020
EIP Microwave Inc                          Common        26853020                  0           3,800
EMC Corp.                                  Common        26864810             78,120             620
Edison Intl                                Common        28102010             26,496           1,600
Edulink Inc                                Common        28164r10              8,990          31,000
Electronic Data Systems                    Common        28566110             32,095             500
Eli Lilly                                  Common        53245710            878,559          14,030
Emerson Electric                           Common        29101110             10,624             200
Equifax                                    Common        29442910          7,766,673         307,591
Escrow Bonneville Pacific Corp             Common        09890499                  0           1,091
Excel Technology Inc                       Common        30064t10             32,550             930
Expedia Inc                                Common        30229010             10,530             500
Exxon Mobil Corp                           Common        31340030            401,391           5,150
Federal Natl Mortgage                      Common        31358610          2,200,184          38,900
Fedex Corp                                 Common        31304u10             43,467           1,120
Fifth Third Bancorp                        Common        31677610              9,450             150
First Security Corp                        Common        33629410             21,816           1,818
Flextronics Intl LTD                       Common        y257310              35,185             500
Fonix Corp                                 Common        34459u10              7,360           4,000
Freddie Mac                                Common        31358610          1,498,925          33,920
GST Telecom                                Common        36194210             72,720          12,000
GTE Corp                                   Common        36232010            141,006           1,986
Gannett                                    Common        36473010          4,722,179          67,105
Gap Inc                                    Common        36476010             13,050             262
Genentech Inc                              Common        36871040             11,400              75
General Electric                           Common        36960410          8,261,710          53,089
Genuine Parts                              Common        37246010             57,861           2,424
Gillette                                   Common        37576610            146,991           3,900
Glaxo PLC                                  Common        37732730            871,972          15,215
Global Crossing Ltd                        Common        g3921a10             12,282             300
Global Water Technologies Inc              Common        37893910              9,350          27,500
H&R Block                                  Common        09367110             21,838             488
Heinz                                      Common        42307410            677,245          19,422
Hewlett-Packard                            Common        42823610            290,985           2,190
Home Depot                                 Common        43707610             19,350             300
Hubbell Inc Class A                        Common        44351010              5,150             200
Hubbell Inc Class B                        Common        44351020             14,944             546
ING Groep NV ADR                           Common        45683710             55,000           1,000
IVP Technology Corp                        Common        45070q30              3,930           3,000
Int'l Business Machines                    Common        45920010          1,689,996          14,322
Intel                                      Common        45814010         14,697,342         111,504
Inter-Tel Inc                              Common        45837210             15,154             560
Interface Inc. Cl A                        Common        45866510              1,257             300
Interpublic Group                          Common        46069010            122,850           2,600
Intuit Inc                                 Common        46120210              2,716              50
Jmar Technologies Inc                      Common        46621210              5,087             465
Johnson & Johnson                          Common        47816010            767,833          10,930
Kellogg                                    Common        48783610             33,475           1,300
Kimberly Clark Corp                        Common        49436810             26,236             468
Kroger Co                                  Common        50104410             63,216           3,600
LandAmerica Financial                      Common        51493610            213,070          11,000
Lee Enterprises                            Common        52376810             73,397           2,810
Linear Technology Corp                     Common        53567810              5,487             100
Lucent Technologies                        Common        54946310            226,931           3,705
Marsh & McLennan                           Common        57174810             31,107             282
Mattel                                     Common        57708110            770,385          73,370
McDonald's                                 Common        58013510            840,377          22,488
McKesson HBOC Inc                          Common        58155q10              1,932              92
Medicalogic Inc                            Common        58464210              2,156             125
Medtronic, Inc.                            Common        58505510          6,341,780         123,285
Merck                                      Common        58933110          5,181,678          83,414
Microchip Technology Inc                   Common        59501710             29,561             450
Microsoft                                  Common        59491810          3,690,118          34,610
Minnesota Mining & Manufacturing           Common        60405910            323,952           3,658
Monsanto                                   Common        61166210            134,415           2,610
Morgan Stanley Dean Witter Discover & Co   Common        61744644            274,465           3,312
Motorola                                   Common        62007610             40,880             280
Mylan                                      Common        62853010            212,575           7,730
NIKE                                       Common        65410610            984,676          24,853
Nabisco Group Holdings                     Common        62952P10             15,473           1,283
Nokia Corp ADR                             Common        65490220            140,970             635
Nordson                                    Common        65566310            515,660          11,210
Nordstrom                                  Common        65566410             11,800             400
Omnicom Group                              Common        68191910          2,863,368          30,585
Oracle Corp                                Common        68389x10             93,600           1,200
PG & E Corp                                Common        69331C10             12,600             600
PPG Industries                             Common        69350610             52,310           1,000
Pall                                       Common        69642930             44,880           2,000
Paychex Inc.                               Common        70432610          2,106,524          40,270
Payforview Com Corp                        Common        70437720              9,500          10,000
Pepsico                                    Common        71344810            245,903           7,052
Pfizer                                     Common        71708110            265,060           7,250
Philip Morris                              Common        71815410             17,741             840
Pixar                                      Common        72581110              7,138             200
Plum Creek Timber Co                       Common        72925110             35,945           1,460
Procter & Gamble                           Common        74271810          1,880,885          33,290
Public Service Enterprise Group            Common        74457310             46,385           1,566
Putnam Premier Income Trust SBI            Common        74685310             28,750           5,000
Quaker Oats Co                             Common        74740210             90,930           1,500
Qualcomm Inc                               Common        74752510            264,066           1,770
RSTK Agency.Com LTD                        Common        844799                    0             389
Red Hat Inc                                Common        75657710             46,607           1,100
Reuters Group PLC                          Common        76132M10             82,777             692
Reynolds RJ Tobacco Hldgs Inc              Common        76182K10              7,259             427
Rite Aid Corp                              Common        76775410             84,300          15,000
Roslyn Bancorp Inc com                     Common        77816210             21,016           1,184
Royal Dutch NY Reg                         Common        78025780            300,612           5,200
SAP ADR                                    Common        80305420             11,950             200
SBC Communications                         Common        78387G10            266,030           6,316
Sabre Holdings Corp                        Common        78590510             13,688             375
Safeguard Scientifics,Inc                  Common        78644910             20,700             300
Sanmina Corp                               Common        80090710             30,402             450
Sara Lee                                   Common        80311110          4,511,340         250,630
Schering-Plough                            Common        80660510            508,358          13,695
Schlumberger Ltd                           Common        80685710             42,075             550
Sears Roebuck                              Common        81238710              1,837              60
Siebel Systems Inc                         Common        82617010             23,874             200
Silver Street Bancorp                      Common        82899813             33,000           2,000
Solutia, Inc.                              Common        83437610              4,974             372
Southern Company                           Common        84258710             13,659             628
State Street Corp                          Common        85747710          5,949,271          61,415
Stryker Corp                               Common        86366710          3,788,471          54,315
Sun Microsystems                           Common        86681010             58,088             620
Supergen Inc.                              Common        86805910            119,375           2,500
Symantec Corp                              Common        87150310             26,271             350
Texaco Inc                                 Common        88169410             16,125             300
Transamerica Income Shares                 Common        89350610             32,340           1,500
Transocean Sedco Forex Inc                 Common        g9007810              5,439             106
Tricon Global Restaurants                  Common        89595310                870              28
U.S.Bancorp                                Common        90297310             55,965           2,559
US West                                    Common        91273H10             16,557             228
UST                                        Common        90291110              4,686             300
Union Pacific Corp                         Common        90781810             17,604             450
United Parcel Service                      Common        91131210             89,446           1,420
United Technologies                        Common        91301710             25,276             400
Vodafone Airtouch ADR                      Common        92857t10             55,560           1,000
WD-40 Company                              Common        92923610          1,519,887          73,460
WPS Resources                              Common        92931B10              9,572             369
Wal-Mart Stores                            Common        93114210            136,278           2,412
Walgreen                                   Common        93142210            537,403          20,870
Walt Disney Co                             Common        25468710              6,188             150
Warner Lambert                             Common        93448810            951,012           9,735
Weyerhaeuser Co.                           Common        96216610             22,800             400
Willamette Industries                      Common        96913310             61,504           1,533
Wilmington Trust Corp                      Common        97180710            437,823           9,005
Wm. Wrigley Jr. Co                         Common        98252610            219,523           2,858
WorldCom Inc GA                            Common        55268b10              6,806             150
XATA Corp                                  Common        98388230                441              84
Xerox                                      Common        98412110            188,916           7,266
Xilinx Inc.                                Common        98391910             49,686             600
Yahoo! Inc.                                Common        98433210             17,131             100
priceline.com Inc                          Common        74150310             20,784             260

                                                                         136,601,598       2,940,426

